Segment Reporting - Schedule of Reconciliation of Reportable Segment Revenue, Expenses and Profit (Parenthetical) (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables Factoring [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Funding costs of fed funds percentage	2.50%	2.50%	2.50%	2.50%	2.50%